Cash - Currency (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Total	$ 71,798	$ 86,774	$ 142,802	$ 84,557
United States Dollars
Cash and cash equivalents
Total	58,840	68,517
Euro
Cash and cash equivalents
Total	12,533	17,057
Russian Ruble
Cash and cash equivalents
Total	89	1,078
Armenian Dram
Cash and cash equivalents
Total	55	26
Kazakhstani Tenge
Cash and cash equivalents
Total	269	$ 96
United Arab Emirates Dirham
Cash and cash equivalents
Total	$ 12